Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (12,247)	€ (101,429)	€ (143,279)
Items that may be reclassified to profit or loss
Currency translation differences	(1,329)	3,300	(73)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	49	(130)	178
Other comprehensive income/(loss) for the period, net of tax	(1,281)	3,170	105
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (13,527)	€ (98,258)	€ (143,174)